UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2011

1.805751.107

CTF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Connecticut - 89.5%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,483,359
4.5% 8/15/21	1,225,000	1,366,647
4.5% 8/15/22	1,325,000	1,456,626
5% 8/15/18	1,500,000	1,799,250
5% 8/15/19	750,000	886,515
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	843,068
Series 2010 B, 4% 10/15/19	1,110,000	1,258,496
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,737,536
5.375% 8/15/18 (FSA Insured)	3,400,000	3,515,226
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,097,650
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,451,485
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,848,403
5% 12/1/17 (FSA Insured)	1,830,000	2,085,944
5% 12/1/18 (FSA Insured)	1,635,000	1,840,372
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,885,730
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	3,065,000	3,117,902
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (a)(b)	3,000,000	3,003,420
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,034,150
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,000,180
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,362,283
Series 2006 D:
5% 11/1/24	17,980,000	20,057,050
5% 11/1/25	10,000,000	11,048,500
Series 2006 E, 5% 12/15/16	3,020,000	3,627,111
Series 2006 F, 5% 12/1/21	14,000,000	16,002,700
Series 2007 D, 5% 12/1/19	1,745,000	2,059,414
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2008 A, 5% 4/15/27	$ 5,000,000	$ 5,588,900
Series 2008 B, 5% 4/15/28	4,000,000	4,445,800
Series A:
5% 2/15/27	5,000,000	5,637,550
5% 2/15/28	2,500,000	2,801,125
5% 2/15/29	2,500,000	2,781,850
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,695,470
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,289,830
Series M, 5% 7/1/34	1,000,000	1,012,610
Series O, 5% 7/1/40	2,000,000	2,028,360
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,183,935
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,012,830
Series G, 5% 7/1/38	3,000,000	3,043,050
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,115,000	2,597,495
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,153,780
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,090,280
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,084,340
5% 7/1/18	1,000,000	1,075,800
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,755,000	2,768,692
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	12,846,411
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,269,820
5% 7/1/30	2,000,000	2,165,840
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,029,780
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	14,015,000	14,282,546
Series Y1, 5% 7/1/35	9,000,000	9,370,350
Series Z1, 5% 7/1/42	3,335,000	3,491,612
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	$ 3,095,000	$ 3,451,606
5% 7/1/18 (AMBAC Insured)	3,020,000	3,320,339
5% 7/1/19 (AMBAC Insured)	2,035,000	2,217,234
5% 7/1/31 (AMBAC Insured)	5,000,000	5,139,650
Series 2011 M, 5.375% 7/1/41	5,485,000	5,557,676
Series H1, 5% 7/1/41	1,250,000	1,291,063
Series J:
5% 11/1/24	1,390,000	1,618,474
5% 11/1/25	1,465,000	1,682,406
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,642,421
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1992 B, 6.125% 9/1/12	5,960,000	6,108,344
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,853,034
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,251,720
5% 7/1/23	3,260,000	3,514,280
Series 2007 A:
5% 8/1/26	3,800,000	4,143,786
5% 8/1/27 (AMBAC Insured)	2,000,000	2,170,880
Series 2008 A, 5% 11/1/21	5,000,000	5,774,950
Series 2009 1, 5% 2/1/17	10,000,000	11,861,100
Connecticut St Health & Ed. Rev. Series N:
5% 7/1/20	1,250,000	1,355,600
5% 7/1/21	610,000	656,531
5% 7/1/23	1,500,000	1,584,525
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17 (Pre-Refunded to 10/1/13 @ 100) (c)	2,000,000	2,195,520
Series 2008 A:
5% 2/1/16	5,500,000	6,476,415
5% 2/1/17	3,000,000	3,592,890
Series 2009 A:
5% 6/1/23	1,750,000	2,022,633
5% 6/1/25	7,210,000	8,150,833
5% 6/1/26	2,000,000	2,241,980
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (a)	$ 5,000,000	$ 5,001,300
Danbury Gen. Oblig. Series 2010 B:
5% 7/1/19	2,005,000	2,441,589
5% 7/1/20	1,220,000	1,489,169
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	296,319
4% 7/15/18	535,000	610,612
4% 7/15/19	335,000	380,620
4% 7/15/21	360,000	404,795
4% 7/15/22	325,000	359,161
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	973,315
5% 7/1/18	350,000	417,599
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,844,430
5% 7/1/17	1,000,000	1,207,960
5% 7/1/18	1,000,000	1,218,810
5% 7/1/19	3,225,000	3,987,777
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	818,410
4% 9/15/19	500,000	540,700
4% 9/15/20	250,000	267,740
Series A:
4% 9/15/20	1,445,000	1,629,714
4% 9/15/21	905,000	1,009,419
5% 9/15/19	325,000	396,955
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,600
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,021,730
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,544,408
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,887,561
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,842,800
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,180,890
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	$ 1,335,000	$ 1,493,505
5% 8/1/15	1,000,000	1,154,800
5% 8/1/17	2,680,000	3,186,279
Monroe Gen. Oblig. Series 2009:
4% 5/1/13	500,000	529,875
4% 5/1/14	800,000	872,584
5% 5/1/15	500,000	577,010
5% 5/1/16	1,000,000	1,178,400
5% 5/1/18	500,000	603,015
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,352,462
5% 6/15/17 (AMBAC Insured) (b)	775,000	782,231
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,210,000	2,537,323
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	513,010
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,240,655
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,176,487
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	33,448
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,275,458
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,919,762
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,219,025
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,958,907
5% 11/1/16 (AMBAC Insured)	6,000,000	6,982,440
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,153,480
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,180,940
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,365,880
New Milford Gen. Oblig. Series 2004:
5% 1/15/16 (AMBAC Insured)	1,025,000	1,193,223
5% 1/15/17 (AMBAC Insured)	1,025,000	1,209,603
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	722,256
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Norwalk Gen. Oblig.:
Series 2010 B:
4.5% 7/1/21	$ 1,465,000	$ 1,710,724
5% 7/1/23	975,000	1,153,269
5% 7/1/26	625,000	716,513
Series 2011 A:
4% 7/1/22	1,000,000	1,118,770
4% 7/1/23	1,000,000	1,100,560
4% 7/1/24	1,000,000	1,083,590
Oxford Gen. Oblig. Series 2011:
4% 8/1/19	500,000	568,445
4% 8/1/20	200,000	222,534
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	673,848
4% 7/15/21	600,000	660,078
4% 7/15/22	600,000	648,780
4% 7/15/23	600,000	642,012
Reg'l. School District #15:
4% 7/1/16	750,000	844,665
4% 7/1/22	1,520,000	1,655,417
Ridgefield Gen. Oblig. Series 2009, 5% 9/15/18	3,535,000	4,299,126
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,605,555
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,607,289
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,843,388
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,238,749
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,402,493
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	25,823,493
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,440,272
5% 7/1/18	3,600,000	4,369,572
Series 2011, 4% 7/1/23	1,045,000	1,146,323
5.25% 7/15/15	3,000,000	3,279,090
5.5% 7/15/14	1,250,000	1,306,113
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	$ 1,100,000	$ 1,209,219
Series 2009:
4% 9/15/17	850,000	970,921
4% 9/15/19	400,000	455,224
4% 9/15/20	525,000	593,345
4% 9/15/21	500,000	558,850
Univ. of Connecticut:
Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,175,680
Series 2010 A, 5% 2/15/29	2,805,000	3,092,933
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,293,857
Series 2009 B:
4.5% 7/1/20	1,375,000	1,599,936
5% 7/1/18	2,635,000	3,158,812
5% 7/1/19	1,000,000	1,203,290
West Hartford Gen. Oblig.:
Series 2005 A, 5% 1/15/16 (Pre-Refunded to 7/15/14 @ 100) (c)	1,135,000	1,280,462
Series 2010 A:
5% 7/1/19	3,175,000	3,892,137
5% 7/1/20	2,195,000	2,699,016
5% 7/1/21	1,000,000	1,225,120
5% 7/1/22	1,210,000	1,462,963
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,706,325
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,128,385
5% 8/1/22	2,000,000	2,398,580
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	880,056
Series 2009, 5% 2/1/21	480,000	571,704
Series 2010:
4% 11/1/20	1,050,000	1,230,569
4% 11/1/21	1,000,000	1,152,040
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	363,444
5% 1/15/20	350,000	428,330
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	604,677
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Windsor Gen. Oblig. Series 2010 B: - continued
4% 7/15/19	$ 500,000	$ 561,190
4% 7/15/20	460,000	509,004
		481,257,141
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,047,130
Puerto Rico - 7.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,860
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,747,775
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,218,010
Series CC, 5.25% 7/1/33	2,495,000	2,537,141
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,109,560
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,501,860
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,718,098
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,160,760
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	274,363
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,199,620
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,551,700
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,424,982
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	901,968
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,673,425
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,233,700
		41,372,822
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	$ 2,250,000	$ 2,484,810
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	920,491
		3,405,301
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $503,504,924)		527,082,394
NET OTHER ASSETS (LIABILITIES) - 2.0%		10,887,717
NET ASSETS - 100%		$ 537,970,111
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $503,461,510. Net unrealized appreciation aggregated $23,620,884, of which $25,408,238 related to appreciated investment securities and $1,787,354 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2011

1.805777.107

NJT-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
New Jersey - 82.9%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity) (c)	$ 3,045,000	$ 3,584,848
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,360,250
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,643,774
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,824
5.25% 8/15/17	20,000	20,829
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,399,856
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,703,241
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,594,128
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,088,560
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,666,632
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,917,750
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,477,720
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	14,142,378
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. Bonds (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,239,754
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,488,082
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,713,183
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,726,544
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,824,114
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	$ 1,250,000	$ 1,413,638
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,834,180
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	731,869
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,143,280
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	886,553
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,660
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,483,910
5.25% 9/15/17	2,000,000	2,175,040
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	850,000	852,873
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	26,122
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,847,824
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,289,800
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,846,640
Series 2005 K:
5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,421,290
5.5% 12/15/19	8,000,000	9,455,600
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,759,350
Series 2005 O:
5% 3/1/20	2,700,000	2,917,431
5.125% 3/1/28	18,455,000	19,191,162
5.125% 3/1/30	2,175,000	2,237,466
5.25% 3/1/21	2,800,000	3,044,776
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,262,260
5.25% 3/1/22	15,700,000	16,979,864
5.25% 3/1/23	4,740,000	5,105,170
5.25% 3/1/24	9,000,000	9,647,010
5.25% 3/1/25	3,000,000	3,190,140
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/26	$ 9,000,000	$ 9,506,610
Series 2005 P:
5.125% 9/1/28	6,800,000	7,099,608
5.25% 9/1/26	8,000,000	8,501,360
Series 2006 S, 5% 9/1/36	9,000,000	9,126,720
Series 2007 U, 5% 9/1/37	2,000,000	2,029,940
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,218,333
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,724,275
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	3,205,189
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	5,080,500
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	992,950
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,059,340
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,795,965
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100) (c)	1,000,000	1,168,780
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	180,875
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,237,557
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,039,880
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,103,670
5% 7/1/12	175,000	181,888
5% 7/1/13	250,000	271,735
5% 7/1/14	235,000	264,709
5% 7/1/15	235,000	273,500
5% 7/1/17	490,000	592,513
5% 7/1/18	250,000	305,245
5% 7/1/19	200,000	245,664
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	$ 5,000,000	$ 5,042,850
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,849,425
5.5% 7/1/18 (FGIC Insured)	4,390,000	5,076,728
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,109,000
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,956,554
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	4,870,000	5,703,793
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100) (c)	30,000	36,049
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,339,800
(Atlantic City Med. Ctr. Proj.) Series 2002, 5.75% 7/1/25	1,670,000	1,698,507
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,117,350
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,162,543
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	2,977,890
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,797,571
Series 2010, 5% 1/1/34	2,000,000	1,906,780
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,064,150
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,178,698
5% 3/1/21	2,680,000	2,862,508
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,736,397
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,631,320
Series 2008 A. 5.25% 10/1/38	5,965,000	6,045,587
Series 2009 A, 5.75% 10/1/31	4,000,000	4,295,880
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,774,825
Series 2011-1, 5.5% 12/1/21 (b)	2,000,000	2,143,800
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	7,843,210
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp.: - continued
Series 2007 1A:
5% 6/1/15	$ 1,000,000	$ 1,066,500
5% 6/1/41	11,735,000	7,750,498
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,467,070
6.5% 1/1/16 (Escrowed to Maturity) (c)	7,745,000	8,708,788
Series 2005 C:
6.5% 1/1/16	595,000	703,897
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	235,157
Series 2009 E, 5.25% 1/1/40	4,920,000	5,116,505
Series 2009 G, 5% 1/1/17	3,745,000	4,286,789
Series 2009 I, 5% 1/1/35	5,000,000	5,122,750
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	145,000	150,414
6% 6/15/35	2,800,000	3,169,236
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,755,710
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,203,400
Series 2005 B:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,210,427
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,386,924
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,920,016
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,950,400
Series 2005 D, 5% 6/15/20	4,000,000	4,344,400
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	4,352,900
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,750,450
0% 12/15/34	4,000,000	935,600
0% 12/15/36 (AMBAC Insured)	2,000,000	405,720
Series 2008 A:
0% 12/15/35	12,055,000	2,612,319
0% 12/15/36	25,000,000	5,061,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,804,118
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2009 A:
0% 12/15/36	$ 1,915,000	$ 386,792
0% 12/15/38	13,900,000	2,454,184
0% 12/15/39	16,300,000	2,700,584
Series 2010 A, 0% 12/15/30	14,750,000	4,640,940
Series 2011 A, 5.25% 6/15/25	6,000,000	6,525,540
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,730,518
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,503,405
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,146,660
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,011,962
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,797,150
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,547,033
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,058,328
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,420
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,005,660
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,606,057
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	755,000	778,481
Series 2009 F:
5% 5/1/30	1,500,000	1,618,485
5% 5/1/39	9,500,000	9,954,480
Series 2010 I, 5% 5/1/29	1,110,000	1,204,827
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,134,760
		498,279,400
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	$ 1,300,000	$ 1,369,576
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,012,368
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,003,000
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,016,140
Series 2010 D, 5% 1/1/40	4,000,000	4,128,840
		12,529,924
New York & New Jersey - 7.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,008,130
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	7,285,000	7,404,911
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,001,190
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,101,252
141st Series:
5% 9/1/18 (b)	6,000,000	6,522,900
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,550,288
163rd Series, 5% 7/15/35	3,255,000	3,440,861
166th Series, 5% 1/15/41	5,000,000	5,298,700
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,155,310
		43,483,542
Puerto Rico - 3.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,125,910
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,187,380
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,199,620
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,486,100
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,922,411
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,127,460
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	6,000,000	898,980
0% 8/1/47 (AMBAC Insured)	1,000,000	101,310
Series 2009 A, 6.5% 8/1/44	1,500,000	1,626,975
Series 2010 C, 6% 8/1/39	2,200,000	2,314,422
		20,990,568
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,057,180
Series 2009 A1, 5% 10/1/24	500,000	508,615
Series 2009 B, 5% 10/1/25	1,200,000	1,205,496
		2,771,291
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $555,236,661)	578,054,725
NET OTHER ASSETS (LIABILITIES) - 3.8%	23,056,082
NET ASSETS - 100%	$ 601,110,807
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $555,016,656. Net unrealized appreciation aggregated $23,038,069, of which $26,083,717 related to appreciated investment securities and $3,045,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011